Summary of significant accounting policies - Schedule of Significant Expenses (Details) - Reportable Subsegments [Member] - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Segment Reporting [Line Items]
Revenue	$ 10,265,613	$ 7,722,510
Cost of revenues	(8,015,770)	(5,610,148)
Salaries and employee benefits	(385,294)	(324,336)
Office expenses	(246,443)	(148,676)
Freight and port charges	(134,921)	(122,737)
Travel and entertainment expenses	(32,245)	(28,473)
Exhibition fees	(63,050)	(72,646)
Depreciation of fixed assets	(40,899)	(44,505)
Amortization of land-use rights	(16,950)	(16,681)
Research and development expenses	(381,958)	(287,922)
Other segment items	17,231	28,960
Government subsidy	621,728	233,032
Income tax expense	(159,069)	0
Interest income	1,477	1,050
Interest expense	(76,178)	(98,464)
Segment net income	1,353,272	1,230,964
Reconciliation of profit or loss	0	0
Adjustments and reconciling items	0	0
Consolidated and combined net income	$ 1,353,272	$ 1,230,964